Net Loss Per Share (Details) - Schedule of Basic and Diluted Net Loss Per Share ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Net Loss Per Share [Abstract]
Net (loss)/income attributable to Ucommune International Ltd.’s shareholders		¥ (4,864)	$ (686)	¥ (291,674)		¥ (1,996,413)
Weighted average ordinary shares used in computing diluted (loss)/income per share	[1]	540,836	540,836	367,293		359,422
Diluted net (loss)/income per share | (per share)	[2]	¥ (8.99)	$ (1.27)	¥ (794.12)	[1]	¥ (5,554.51)	[1]

[1]	During the years ended December 31, 2021, 2022 and 2023, the Group has ordinary shares issuable upon the exercise of share options, unit purchase options, warrants and conversion of convertible bonds as potentially dilutive ordinary shares and are excluded from the calculation for the period, as their effects would be anti-dilutive.
[2]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.